Financial Assets and Financial Liabilities - Summary of Day one Gain or Loss (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Balance at the beginning of the year	₩ 23,430	₩ 71,504
New transactions	49,078	85,920
Changes during the year	(60,367)	(133,994)
Balance at the end of the year	₩ 12,141	₩ 23,430